SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Thousands					12 Months Ended
	Nov. 14, 2022 USD ($)	Mar. 30, 2022	Jan. 05, 2022 USD ($) $ / shares shares	Sep. 29, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 08, 2022 ft²
Subsequent Event [Line Items]
Proceeds from Loans			$ 180
Proceeds from Contributed Capital			$ 5,000
Debt Instrument, Interest Rate, Stated Percentage			9.00%
Area of Land | ft²							11,687
Proceeds from related party						$ 154
iBOT Israel Botanicals Ltd [Member]
Subsequent Event [Line Items]
Proceeds from related party				$ 50
Series B Warrant [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares			$ 0.05
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Loans			$ 180
Proceeds from Contributed Capital			$ 5,000
Debt Instrument, Interest Rate, Stated Percentage			9.00%
Area of Land | ft²							11,687
Bonus description		the Company Board determined to allot the Bonus referred to in Note 9G as follows: 65% of such bonus amounts were allocated to the Company’s Chief Executive Officer, 25% to the Company’s Chief Financial Officer and 5% to one of the directors
Subsequent Event [Member] | iBOT Israel Botanicals Ltd [Member]
Subsequent Event [Line Items]
Proceeds from related party	$ 1,000
Pecentage for change in control in issuance	51.00%
Subsequent Event [Member] | Convertible Note Agreement [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares			$ 0.05
Conversion price per share | $ / shares			$ 0.05
Subsequent Event [Member] | Series A Warrant [Member]
Subsequent Event [Line Items]
Warrant outstanding | shares			6,666,667
Subsequent Event [Member] | Series B Warrant [Member]
Subsequent Event [Line Items]
Warrant outstanding | shares			6,666,667
Warrant exercise price | $ / shares			$ 0.05